Finance income and expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Employee future benefit plan expense (note 20)	$ (189)	$ (251)
Investment income	19,609	3,743
Mark to market and foreign exchange loss on financial assets (notes 14 & 33)	(16,877)	(9,024)
Foreign exchange loss	(4,545)	(1,336)
Government levies	(100)	(1,945)
Finance loss and other	(2,102)	(8,813)
Finance expense	$ (1,279)	$ (1,294)